Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 26,358	¥ 51,072	¥ 62,883
Lease receivable of net investment expiration period	28 years
Remaining expiration period	60 years
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 10,899	20,918	26,120
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 15,459	¥ 30,154	¥ 36,763